Schedule Of Defined Benefit Pension Plan Asset Allocations (Detail)	Sep. 29, 2012	Oct. 01, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan asset allocation	100.00%	100.00%
Equity Securities And Equity-Like Instruments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan asset allocation	59.00%	53.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan asset allocation	29.00%	32.00%
Other Asset Categories
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan asset allocation	12.00%	15.00%